Leases - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Lease commencement date	Jan. 15, 2026	Jan. 15, 2026
Operating lease payments		$ 731	$ 1,068
Operating lease expense		$ 700	$ 1,000
Weighted average remaining lease term (in years)	1 year 8 months 23 days	1 year 8 months 23 days
Weighted average discount rate	3.60%	3.60%
China
Lessee, Lease, Description [Line Items]
Term of contract	3 years	3 years
Operating lease payments	$ 2.2